FINANCIAL INSTRUMENTS - Cash Flow Sensitivity Analysis for Variable Rate Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Sensitivity Analysis For Variable Rate Instruments [Line Items]
Percentage of reasonably possible increase in interest rate	1.00%	1.00%
Increase (decrease) in earnings due to reasonably possible increase in interest rate assumption	$ 13	$ 17
Percentage of reasonably possible decrease in interest rate	(1.00%)	(1.00%)
Increase (decrease) in earnings due to reasonably possible decrease in interest rate assumption	$ (13)	$ (17)
Variable rate instruments
Disclosure Of Sensitivity Analysis For Variable Rate Instruments [Line Items]
Increase (decrease) in earnings due to reasonably possible increase in interest rate assumption	13	18
Increase (decrease) in earnings due to reasonably possible decrease in interest rate assumption	(13)	(18)
Interest rate swap
Disclosure Of Sensitivity Analysis For Variable Rate Instruments [Line Items]
Increase (decrease) in earnings due to reasonably possible increase in interest rate assumption	0	1
Increase (decrease) in earnings due to reasonably possible decrease in interest rate assumption	$ 0	$ (1)